Financial risk management	12 Months Ended
Dec. 31, 2024
Financial risk management
Financial risk management

26.    Financial risk management

The Group is exposed to market risks primarily result from changes in concentration of credit risks, foreign currency exchange rates and interest rates arising from financial instruments.

To mitigate these risks, the Group engages in both derivative and non-derivative financial instruments. All transactions involving derivative and non-derivative instruments for risk management purposes are conducted by employees who possess the required skills, experience, and appropriate oversight. The Group does not engage in speculative investments in derivatives or any other high-risk assets.

26.1    Fair value hierarchy of financial instruments

The Group has financial instruments measured at fair value, which are classified as defined in the note 3.24. The estimated fair value of the Group’s financial instruments considered the following methods and assumptions:

•	Loans and borrowings: classified as financial liabilities measured at amortized cost and are recorded at their contractual values. The contractual flow of loans and borrowings is adjusted to the future value of the liabilities considering the interest until maturity;
•	Leases liabilities: classified as financial liabilities measured at amortized cost and are recorded at their contractual values. The contractual flow of leases liabilities is adjusted to the future value of the liabilities considering the interest until maturity;
•	Accounts payable for business acquired: classified as financial liabilities measured at amortized cost and are recorded at their contractual values. Some contractual flow of this obligation is adjusted to the future value of the liabilities considering the interest until maturity. For some obligations, the contractual flow is adjusted considering the present value of expected payments, discounted using a risk-adjusted discount rate (discounted cash flows); and
•	Derivative financial instruments: The financial instruments were valued by calculating the present value using market curves that impact the specific instrument on the calculation dates. For this, future curves of CDI and SOFR, exchange coupon, and currency quotation are used. For interest rate swaps, the present value of the asset position and the liability position are both estimated by discounting cash flows at the interest rate of the currency in which the swap is denominated. The difference between the present value of the asset and the liability position of the swap generates its fair value. For exchange forward swaps, the present value of the asset position and the liability position are both estimated by discounting cash flows at the rate of currency in which the swap is denominated. The difference between the present value of the asset and the liability position of the swap generates its fair value.

The table excludes fair value information for financial assets and financial liabilities that are not measured at fair value, provided that the carrying amount is a reasonable approximation of fair value.

			December 31, 2024
Financial assets	Note	Level	Fair value	Carrying amount
Derivative financial instruments	17	2	723	723
Cash and cash equivalents	5	1	56,621	56,621

Financial liabilities
Derivative financial instruments	17	2	(2,370)	(2,370)
Loans and borrowings	13	2	(136,608)	(138,735)

			December 31, 2023
Financial assets	Note	Level	Fair value	Carrying amount
Derivative financial instruments	17	2	1,987	1,987
Cash and cash equivalents	5	1	43,715	43,715
Financial investments		1	4,136	4,136

Financial liabilities
Loans and borrowings	13	-	(150,262)	(150,262)

26.2    Market risks

The Group is exposed to market risks arising from its normal business activities, including fluctuations in inflation, interest rates, and exchange rates. Consequently, the Group's operating results may be impacted by changes in economic policies, particularly those related to short- and long-term interest rates, inflation targets, and exchange rate policies. Exposures to market risk are assessed using sensitivity analysis.

26.2.1  Currency risk

The Group is exposed to foreign exchange risk to the extent that there is a mismatch between the currencies in which sales, purchases, receivables, and borrowings are denominated and the respective functional currencies of the Parent Company and its subsidiaries.

Therefore, foreign exchange risk is inherent to the Group’s business model. The Group’s revenue is mainly denominated in the functional currency of the Group’s subsidiaries. On the other hand, significant part of the Group’s employee expenses are denominated in Brazilian Reais. The Group is exposed to exchange rate risk on its financial investments, suppliers and other payables, accounts receivable, loans and borrowings, accounts payable for business acquired, lease liabilities and derivatives.

The exposure to significant exchange rate fluctuations is detailed as follows:

	December 31, 2024
	US$	£	Other currencies
Accounts receivable	6,676	-	1,384
Restricted cash - escrow account	-	4,247	-
Derivatives	(2,370)	-	-
Loans and borrowings	(27,043)	-	-
Accounts payable for business acquired	-	(4,265)	-
Net exposure	(22,737)	(18)	1,384

	December 31, 2023
	US$	£	Other currencies
Financial investments	557	97	-
Accounts receivable	50,764	13,467	2,293
Restricted cash - escrow account	-	4,135	-
Derivatives	563	-	-
Suppliers and other payables	(824)	(164)	(351)
Loans and borrowings	(22,855)	-	-
Lease liabilities	(4,313)	(224)	(371)
Accounts payable for business acquired	(15,388)	(4,142)	-
Net exposure	8,504	13,169	1,571

26.2.1.1  Sensitivity analysis for currency risk

Based on information from rating agencies, the Group estimates that, in a reasonably possible scenario, the foreign exchange rate variation against the Real on December 31, 2024, will result in a depreciation of 4% for the US dollars and 2.80% for the British pound. The Group conducted a historical analysis of the past 10 years of its exposure and the impacts on its results due to currency volatility. This analysis revealed an average variation of approximately 17% for the US dollars and the British pound in an adverse scenario compared to current exchange rates, and 47% for the US dollars and 40% for the British pound in a remote scenario compared to current exchange rates.

	US$ exposure
	Exchange rate	December 31, 2024
Assets (liabilities) net exposure	6.1923	(22,737)

Effects on profit or loss

Reasonably possible scenario -4.10%	5.9398	927
Exchange rate depreciation -47%	3.2819	10,686
Exchange rate depreciation -17%	5.1396	3,865
Exchange rate appreciation 47%	9.1027	(10,686)
Exchange rate appreciation 17%	7.2450	(3,865)

	£ exposure
	Exchange rate	December 31, 2024
Assets (liabilities) net exposure	7.7620	(18)

Effects on profit or loss

Reasonably possible scenario -2.80%	7.5439	1
Exchange rate depreciation -40%	4.6572	7
Exchange rate depreciation -17%	6.4425	3
Exchange rate appreciation 40%	10.8668	(7)
Exchange rate appreciation 17%	9.0815	(3)

26.2.2  Cash flow hedge for the Group's future Revenues

The Group designates hedging relationships to account for the effects of the existing hedge between a foreign exchange gain or loss from portions of its long-term debt obligations (denominated in US dollars) and foreign exchange gain or loss of its highly probable future revenues (denominated in US dollars). This approach ensures that gains or losses associated with the hedged transaction (the highly probable future revenues denominated US dollars denominated) and the hedging instrument (debt obligations) are recognized in the statement of profit or loss in the same reporting periods.

The schedule of cash flow hedge involving the Group´s future revenues as of December 31, 2024 is set forth below:

					Present value of hedge on December 31, 2024
Hedging instrument	Hedged transaction	Nature of the risk	Maturity date	US$	R$
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly revenues	Foreign Currency - Real vs US Dollar Spot Rate
Export credit note			2022 to 2026	16,500	102,163
Advance on foreign exchange contract			2025	10,000	61,917
Total amounts designated as of December 31, 2024				26,500	164,080

The rollforward of the gross amount of exchange variations accumulated in other comprehensive income as of December 31, 2024, resulting from realized and expected revenues, is presented below:

	December 31, 2023	Effective portion of changes in fair value recognized in other comprehensive income	Reclassified to the statements of profit or loss	December 31, 2024
Export credit note	(442)	(4,905)	888	(4,459)
Advance on foreign exchange contract	(60)	(1,305)	-	(1,365)
Total	(502)	(6,210)	888	(5,824)

	January 1, 2023	Effective portion of changes in fair value recognized in other comprehensive income	Reclassified to the statements of profit or loss	Ineffective portion recognized in other comprehensive income	December 31, 2023
Export credit note	(2,596)	2,078	76	-	(442)
Advance on foreign exchange contract	(564)	242	752	(490)	(60)
Total	(3,160)	2,320	828	(490)	(502)

As of December 31, 2024, the total of the hedge accounting effects expected for the next 12 months correspond to US$ 1,354.

26.2.3  Interest rate risk

As of December 31, 2024, the Group held financial assets and liabilities linked to various interest rates. The sensitivity analysis considered the impact on annual interest solely for positions exposed to these fluctuations. Additionally, the Group engages in derivative contracts to mitigate this risk.

The summarized exposure to the interest rate variation is as follows:

	December 31, 2024		December 31, 2023
	CDI	SOFR	CDI	SOFR
Short-term financial investments	31,758	-	13,672	-
Loans and borrowings	(35,195)	(80,454)	(48,759)	(84,024)
Accounts payable for business acquired	(5,490)	-	(8,372)	-
Derivatives (interest rate swap)	-	16,746	-	22,855
Net exposure	(8,927)	(63,708)	(43,459)	(61,169)

26.2.3.1  Sensitivity analysis for interest rate risk

Based on information from rating agencies, the group estimates that, in a reasonably possible scenario, interest rates could increase by up to 26.70%, for CDI and by up to 7.1% for SOFR as of December 31, 2024. The Group has conducted a historical analysis of the past 10 years to assess exposure and the impact of interest rate changes on its results, considering a remote scenario compared to current interest rates, and observed a variation of 40% for CDI. The Group considers CDI interest rate variation in the possible scenario as already being adverse, given the current economic projections in Brazil. Due to the limited historical data and stability of SOFR, the Group does not consider a remote or adverse scenario for this interest rate.

	CDI exposure		SOFR exposure
	Interest rate p.a.	December 31, 2024	Interest rate p.a.	December 31, 2024
Assets(liabilities) net exposure	12.15%	(8,927)	4.49%	(63,708)

Effects on profit or loss

Reasonably possible scenario +26.70% CDI	15.39%	(289)	-	-
Reasonably possible scenario -7.10% SOFR	-	-	4.17%	204
Interest rate decrease -40%	7.29%	434	-	-
Interest rate increase +40%	17.01%	(434)	-	-

26.2.4  Credit risk

The Group employs a simplified standard approach for commercial financial assets, whereby the provision for losses is assessed over the remaining life of the asset. For additional details regarding the expected credit losses related to accounts receivable and contract assets, please refer to Note 6.

In addition, the Group is exposed to credit risk with respect to financial guarantees granted to banks.

The Group held cash and cash equivalents of US$ 56,621 on December 31, 2024 (US$ 43,715 as of December 31, 2023). The cash and cash equivalents and financial investments are held with bank and financial institution counterparties, which are rated BB to AAA, based on Standard & Poor’s, Moody’s and Fitch ratings.

The carrying amount of financial assets represents the maximum credit exposure. The maximum credit risk exposure on the date of the consolidated financial statements is:

	Note	December 31, 2024	December 31, 2023
Cash and cash equivalents	5	56,621	43,715
Financial investments		-	654
Accounts receivable and contract assets	6	115,973	127,976
Derivatives	17	723	1,987
Other receivables (current and non-current)		8,286	5,804
Total		181,603	180,136

As of 31 December 2024, the exposure to credit risk for trade receivables, contract assets and other receivables by country was as follows:

	December 31, 2024	December 31, 2023
United States of America	68,427	60,446
Brazil	41,319	51,591
United Kingdom	12,156	18,771
Other countries	2,357	2,972
Total	124,259	133,780

26.3    Liquidity risk

The Group monitors liquidity risk by effectively managing its cash resources and financial investments. Liquidity risk is further mitigated cash flow projection, which aims to ensure the availability of funds to meet both operational and financial obligations. Additionally, the Group maintains approved credit lines with financial institutions to uphold adequate liquidity levels in the short, medium and long term. The maturities of the long-term loan are detailed in note 13. The following table outlines the remaining contractual maturities of financial liabilities as of the reporting date. The amounts presented are gross and undiscounted, including contractual interest payments and excluding the impact of netting agreements:

		December 31, 2024
	Note	Carrying amount	Cash contractual cash flow	6 months or less	6-12 months	1-2 years	2-5 Years
Financial liabilities
Suppliers and other payables		4,803	4,803	4,803	-	-	-
Loans and borrowings	13	138,735	161,076	15,714	40,168	46,012	59,182
Lease liabilities	14	9,495	10,443	2,425	1,984	3,297	2,737
Accounts payable for business acquired	15	9,911	10,081	4,938	1,489	1,713	1,941
Contract liability		6,766	6,766	6,766	-	-	-
Other liabilities (current and non-current)		5,586	5,586	3,763	-	47	1,776
Derivatives	17	2,370	2,370	2,370	-	-	-
Total		177,666	201,125	40,779	43,641	51,069	65,636

		December 31, 2023
	Note	Carrying amount	Cash contractual cash flow	6 months or less	6-12 months	1-2 years	2-5 Years
Financial liabilities
Suppliers and other payables		4,480	4,480	4,480	-	-	-
Loans and borrowings	13	150,262	188,261	11,919	23,457	93,720	59,164
Lease liabilities	14	9,275	10,484	2,695	1,840	2,760	3,188
Accounts payable for business acquired	15	28,103	30,643	799	17,769	7,253	4,823
Contract liability		9,931	9,931	9,931	-	-	-
Other liabilities (current and non-current)		7,248	7,248	7,248	-	-	-
Total		209,299	251,047	37,072	43,066	103,733	67,175